Acquisition and Investment in Equity Investees (Detail Textuals) - NIO Sport - Purchase agreement ¥ in Thousands, £ in Thousands, $ in Thousands	Jun. 01, 2017 CNY (¥)	Jun. 01, 2017 USD ($)	Jun. 01, 2017 GBP (£)
Business Acquisition [Line Items]
Business acquisition, ownership percentage	45.00%	45.00%	45.00%
Consideration paid	¥ 28,417	$ 4,000	£ 200